UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21284

AllianzGI Convertible & Income Fund

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Scott Whisten

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3367

Date of fiscal year end: February 28

Date of reporting period: May 31, 2018

Item 1. Schedule of investments

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2018 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—37.3%
	Aerospace & Defense—1.0%
$7,540	TransDigm, Inc., 6.50%, 5/15/25	$7,667,426
1,420	Triumph Group, Inc., 7.75%, 8/15/25	1,434,200

		9,101,626

	Auto Manufacturers—0.7%
6,135	Navistar International Corp., 6.625%, 11/1/25 (a)(b)	6,365,063

	Building Materials—0.6%
5,665	U.S. Concrete, Inc., 6.375%, 6/1/24	5,785,381

	Chemicals—3.1%
7,500	Chemours Co., 6.625%, 5/15/23	7,886,475
4,790	Kraton Polymers LLC, 7.00%, 4/15/25 (a)(b)	4,957,650
3,785	Olin Corp., 5.00%, 2/1/30	3,567,552
5,670	Platform Specialty Products Corp., 6.50%, 2/1/22 (a)(b)	5,825,925
1,065	Tronox Finance PLC, 5.75%, 10/1/25 (a)(b)	1,035,713
5,470	Tronox, Inc., 6.50%, 4/15/26 (a)(b)	5,408,462

		28,681,777

	Commercial Services—0.4%
8,050	Cenveo Corp., 6.00%, 5/15/24, (a)(b)(c)(h) (acquisition cost-$11,247,777; purchased 3/22/12)	442,750
3,500	United Rentals North America, Inc., 5.50%, 7/15/25	3,556,875

		3,999,625

	Computers—1.4%
5,242	DynCorp International, Inc., PIK 1.50%, 11.875%, 11/30/20	5,503,831
7,350	Harland Clarke Holdings Corp., 9.25%, 3/1/21 (a)(b)	7,368,375

		12,872,206

	Distribution/Wholesale—0.6%
5,380	H&E Equipment Services, Inc., 5.625%, 9/1/25	5,332,925

	Diversified Financial Services—3.3%
	Community Choice Financial, Inc.,
10,085	10.75%, 5/1/19	7,815,875
7,130	12.75%, 5/1/20 (a)(b)	4,313,650
	Nationstar Mortgage LLC,
2,500	7.875%, 10/1/20	2,541,250
5,300	9.625%, 5/1/19	5,380,825
1,575	Navient Corp., 7.25%, 9/25/23	1,665,563
4,935	Springleaf Finance Corp., 8.25%, 10/1/23	5,391,487
3,570	Travelport Corporate Finance PLC, 6.00%, 3/15/26 (a)(b)	3,596,775

		30,705,425

	Electric Utilities—0.6%
5,585	NRG Energy, Inc., 6.25%, 5/1/24	5,794,438

	Engineering & Construction—0.9%
2,835	AECOM, 5.125%, 3/15/27	2,636,550
5,100	Tutor Perini Corp., 6.875%, 5/1/25 (a)(b)	5,149,470

		7,786,020

	Entertainment—1.0%
4,990	AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	4,837,805
4,000	Cedar Fair L.P., 5.375%, 6/1/24	4,030,000

		8,867,805

	Healthcare-Services—2.4%
2,460	Centene Escrow I Corp., 5.375%, 6/1/26 (a)(b)	2,490,750
2,835	Community Health Systems, Inc., 6.25%, 3/31/23	2,657,813
5,430	DaVita, Inc., 5.125%, 7/15/24	5,304,431
3,860	Envision Healthcare Corp., 6.25%, 12/1/24 (a)(b)	4,092,372
3,800	HCA, Inc., 7.50%, 2/15/22	4,151,500
3,500	Tenet Healthcare Corp., 7.00%, 8/1/25 (a)(b)	3,491,250

		22,188,116

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Home Builders—0.5%
$4,395	Beazer Homes USA, Inc., 8.75%, 3/15/22	$4,713,638

	Internet—0.3%
2,800	Netflix, Inc., 5.875%, 2/15/25	2,887,780

	Iron/Steel—0.7%
	AK Steel Corp.,
2,025	7.00%, 3/15/27	1,944,000
1,315	7.50%, 7/15/23	1,388,969
2,835	United States Steel Corp., 6.875%, 8/15/25	2,913,529

		6,246,498

	Lodging—0.3%
2,835	Wynn Las Vegas LLC, 5.50%, 3/1/25 (a)(b)	2,785,388

	Machinery-Construction & Mining—0.5%
4,695	Terex Corp., 5.625%, 2/1/25 (a)(b)	4,665,656

	Media—2.0%
7,370	Cablevision Systems Corp., 8.00%, 4/15/20	7,793,775
3,740	Gray Television, Inc., 5.875%, 7/15/26 (a)(b)	3,543,650
4,671	LiveStyle, Inc., 9.625%, 2/1/19 (a)(b)(c)(f)(h)(j)
	(acquisition cost –$4,879,905; purchased 5/7/14-2/26/15)	93
6,930	McClatchy Co., 9.00%, 12/15/22	7,224,525

		18,562,043

	Metal Fabricate/Hardware—0.4%
3,830	Park-Ohio Industries, Inc., 6.625%, 4/15/27	3,954,475

	Mining—1.9%
5,100	Alcoa Nederland Holding BV, 7.00%, 9/30/26 (a)(b)	5,520,750
4,405	Constellium NV, 6.625%, 3/1/25 (a)(b)	4,399,494
2,775	Hudbay Minerals, Inc., 7.625%, 1/15/25 (a)(b)	2,927,625
3,950	Joseph T. Ryerson & Son, Inc., 11.00%, 5/15/22 (a)(b)	4,364,750

		17,212,619

	Miscellaneous Manufacturing—0.3%
2,945	Koppers, Inc., 6.00%, 2/15/25 (a)(b)	2,992,856

	Oil, Gas & Consumable Fuels—3.2%
2,700	Calumet Specialty Products Partners L.P., 6.50%, 4/15/21	2,669,625
1,900	Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	1,933,250
	Ensco PLC,
590	5.20%, 3/15/25	496,338
3,145	7.75%, 2/1/26	3,007,406
7,225	EP Energy LLC, 9.375%, 5/1/20	7,080,500
2,835	NGL Energy Partners L.P., 7.50%, 11/1/23	2,902,331
975	Noble Holding International Ltd., 7.75%, 1/15/24	918,938
4,895	Oasis Petroleum, Inc., 6.875%, 3/15/22	4,980,662
4,530	Sanchez Energy Corp., 6.125%, 1/15/23	3,001,125
1,670	Transocean, Inc., 7.50%, 1/15/26 (a)(b)	1,697,137
820	Weatherford International Ltd., 8.25%, 6/15/23	797,450

		29,484,762

	Pharmaceuticals—1.3%
2,290	Endo Finance LLC, 5.375%, 1/15/23 (a)(b)	1,711,775
5,865	Horizon Pharma, Inc., 6.625%, 5/1/23	5,923,650
4,000	Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21 (a)(b)	4,090,000

		11,725,425

	Pipelines—0.4%
3,550	Energy Transfer Equity L.P., 5.50%, 6/1/27	3,607,688

	Real Estate—1.1%
4,580	Kennedy-Wilson, Inc., 5.875%, 4/1/24	4,522,750
5,365	Uniti Group L.P., 8.25%, 10/15/23	5,256,090

		9,778,840

	Retail—1.5%
5,980	Conn’s, Inc., 7.25%, 7/15/22	5,905,250
1,530	L Brands, Inc., 6.875%, 11/1/35	1,398,037
9,465	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (a)(b)	6,814,800

		14,118,087

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Semiconductors—1.1%
$5,355	Advanced Micro Devices, Inc., 7.00%, 7/1/24	$5,662,912
4,645	Amkor Technology, Inc., 6.375%, 10/1/22	4,761,590

		10,424,502

	Software—0.7%
5,035	Camelot Finance S.A., 7.875%, 10/15/24 (a)(b)	5,173,462
1,480	Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)(b)	1,509,600

		6,683,062

	Telecommunications—4.6%
1,135	CenturyLink, Inc., 7.50%, 4/1/24, Ser. Y	1,169,050
4,080	Cincinnati Bell, Inc., 7.00%, 7/15/24 (a)(b)	3,672,000
9,370	Consolidated Communications, Inc., 6.50%, 10/1/22	8,760,950
5,290	Frontier Communications Corp., 10.50%, 9/15/22	4,787,450
2,685	GTT Communications, Inc., 7.875%, 12/31/24 (a)(b)	2,698,425
	Hughes Satellite Systems Corp.,
1,460	6.625%, 8/1/26	1,423,500
4,250	7.625%, 6/15/21	4,547,500
7,205	Sprint Communications, Inc., 11.50%, 11/15/21	8,519,912
1,865	Sprint Corp., 7.625%, 3/1/26	1,920,950
8,229	Windstream Services LLC, 6.375%, 8/1/23 (a)(b)	4,813,965

		42,313,702

	Transportation—0.5%
4,830	XPO Logistics, Inc., 6.50%, 6/15/22 (a)(b)	4,964,033

	Total Corporate Bonds & Notes (cost-$369,761,831)	344,601,461

CONVERTIBLE BONDS & NOTES—31.1%
	Apparel & Textiles—1.2%
14,580	Iconix Brand Group, Inc., 5.75%, 8/15/23	10,751,525

	Auto Components—1.0%
11,855	Horizon Global Corp., 2.75%, 7/1/22	9,209,853

	Auto Manufacturers—1.3%
6,225	Navistar International Corp., 4.75%, 4/15/19	6,442,775
	Tesla, Inc.,
2,365	0.25%, 3/1/19	2,393,773
2,850	1.25%, 3/1/21	2,878,021

		11,714,569

	Biotechnology—1.1%
1,995	Exact Sciences Corp., 1.00%, 1/15/25	2,122,792
9,625	Intercept Pharmaceuticals, Inc., 3.25%, 7/1/23	7,976,468

		10,099,260

	Building Materials—0.5%
4,275	Cemex S.A.B de C.V., 3.72%, 3/15/20	4,256,673

	Commercial Services—1.1%
10,530	Huron Consulting Group, Inc., 1.25%, 10/1/19	10,066,017

	Distribution/Wholesale—0.7%
6,600	Titan Machinery, Inc., 3.75%, 5/1/19	6,550,315

	Diversified Financial Services—2.3%
9,320	Encore Capital Group, Inc., 3.00%, 7/1/20	9,801,350
12,165	PRA Group, Inc., 3.00%, 8/1/20	11,868,795

		21,670,145

	Electric Utilities—1.0%
9,230	NRG Yield, Inc., 3.25%, 6/1/20 (a)(b)	9,189,462

	Electrical Equipment—1.1%
	SunPower Corp.,
3,135	0.875%, 6/1/21	2,495,598
9,405	4.00%, 1/15/23	7,891,444

		10,387,042

	Electronics—0.8%
7,890	OSI Systems, Inc., 1.25%, 9/1/22	7,310,101

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2018 (unaudited) (continued)

Principal Amount (000s)		Value*
	Energy-Alternate Sources—2.4%
$6,840	Pattern Energy Group, Inc., 4.00%, 7/15/20	$6,881,190
16,800	Tesla Energy Operations, Inc., 1.625%, 11/1/19	15,559,169

		22,440,359

	Equity Real Estate Investment Trusts (REITs)—1.3%
3,975	Two Harbors Investment Corp., 6.25%, 1/15/22	4,108,163
7,690	Western Asset Mortgage Capital Corp., 6.75%, 10/1/22	7,802,666

		11,910,829

	Healthcare/Healthcare Distributors—0.9%
11,415	Aceto Corp., 2.00%, 11/1/20	8,329,685

	Insurance—2.5%
12,210	AmTrust Financial Services, Inc., 2.75%, 12/15/44	11,198,512
11,390	AXA S.A., 7.25%, 5/15/21 (a)(b)	12,335,370

		23,533,882

	Iron/Steel—0.1%
910	AK Steel Corp., 5.00%, 11/15/19	1,063,968

	Oil, Gas & Consumable Fuels—1.5%
2,850	Green Plains, Inc., 4.125%, 9/1/22	3,011,663
2,280	Nabors Industries, Inc., 0.75%, 1/15/24	1,807,390
9,980	Whiting Petroleum Corp., 1.25%, 4/1/20	9,484,144

		14,303,197

	Pharmaceuticals—1.8%
12,190	Dermira, Inc., 3.00%, 5/15/22	9,688,576
3,260	Horizon Pharma Investment Ltd., 2.50%, 3/15/22	3,073,883
3,415	Jazz Investments I Ltd., 1.50%, 8/15/24 (a)(b)	3,503,114

		16,265,573

	Pipelines—2.1%
24,750	Cheniere Energy, Inc., 4.25%, 3/15/45	19,795,025

	Retail—1.2%
10,425	RH, zero coupon, 6/15/19 (a)(b)	10,891,290

	Semiconductors—0.4%
3,935	Veeco Instruments, Inc., 2.70%, 1/15/23	3,538,037

	Software—1.9%
15,785	Avid Technology, Inc., 2.00%, 6/15/20	13,811,875
3,985	Synchronoss Technologies, Inc., 0.75%, 8/15/19	3,742,971

		17,554,846

	Tobacco—1.6%
	Vector Group Ltd. (g),
5,665	3 mo. Cash Dividends on Common Stock + 1.75%, 1.75%, 4/15/20	5,978,365
6,215	3 mo. Cash Dividends on Common Stock + 2.50%, 2.50%, 1/15/19	8,388,945

		14,367,310

	Transportation—1.3%
3,990	Aegean Marine Petroleum Network, Inc., 4.25%, 12/15/21	2,807,767
4,560	Echo Global Logistics, Inc., 2.50%, 5/1/20	4,689,208
4,725	Teekay Corp., 5.00%, 1/15/23 (a)(b)	4,563,773

		12,060,748

	Total Convertible Bonds & Notes (cost-$279,165,311)	287,259,711

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2018 (unaudited) (continued)

Shares		Value*
CONVERTIBLE PREFERRED STOCK—26.6%
	Banks—4.0%
$12,080	Bank of America Corp., 7.25%, Ser. L (e)	$15,293,280
16,980	Wells Fargo & Co., 7.50%, Ser. L (e)	21,343,860

		36,637,140

	Chemicals—0.9%
68,495	Rayonier Advanced Materials, Inc., 8.00%, 8/15/19, Ser. A	8,677,289

	Commercial Services & Supplies—0.8%
145,890	Stericycle, Inc., 5.25%, 9/15/18	6,963,330

	Diversified Financial Services—0.2%
28,470	AMG Capital Trust II, 5.15%, 10/15/37	1,696,889

	Diversified Telecommunication Services—0.2%
155,900	Frontier Communications Corp., 11.125%, 6/29/18, Ser. A	1,954,986

	Electric Utilities—2.0%
302,350	Dominion Energy, Inc., 6.75%, 8/15/19, Ser. A	13,318,517
94,685	NextEra Energy, Inc., 6.123%, 9/1/19	5,359,171

		18,677,688

	Electronic Equipment, Instruments & Components—0.9%
101,585	Belden, Inc., 6.75%, 7/15/19	7,982,549

	Equity Real Estate Investment Trusts (REITs)—5.3%
10,320	Crown Castle International Corp., 6.875%, 8/1/20, Ser. A	10,779,549
631,070	RLJ Lodging Trust, 1.95%, Ser. A (e)	16,142,771
410,065	Sutherland Asset Management Corp., 7.00%, 8/15/23	10,544,821
198,090	Welltower, Inc., 6.50%, Ser. I (e)	11,481,296

		48,948,437

	Gas Utilities—1.5%
244,375	South Jersey Industries, Inc., 7.25%, 4/15/21	13,489,500

	Hand/Machine Tools—1.6%
139,055	Stanley Black & Decker, Inc., 5.375%, 5/15/20	14,820,579

	Healthcare-Products—2.1%
330,155	Becton Dickinson and Co., 6.125%, 5/1/20, Ser. A	19,220,568

	Insurance—1.8%
158,570	Assurant, Inc., 6.50%, 3/15/21, Ser. D	16,619,722

	Multi-Utilities—1.2%
113,920	Sempra Energy, 6.00%, 1/15/21, Ser. A	11,299,725

	Oil, Gas & Consumable Fuels—2.8%
159,375	Anadarko Petroleum Corp., 7.50%, 6/7/18	5,233,875
173,410	Kinder Morgan, Inc., 9.75%, 10/26/18, Ser. A	5,677,444
121,395	Nabors Industries Ltd., 6.00%, 5/1/21	6,239,703
230,425	Sanchez Energy Corp., 6.50%, Ser. B (e)	4,196,039
62,895	WPX Energy, Inc., 6.25%, 7/31/18, Ser. A	4,762,409

		26,109,470

	Pharmaceuticals—1.3%
30,895	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/18	12,415,156

	Total Convertible Preferred Stock (cost-$264,434,812)	245,513,028

PREFERRED STOCK (a)(d)(f)(i)(j)—0.9%
	Media—0.9%
3,554	LiveStyle, Inc., Ser. A	483,522
76,572	LiveStyle, Inc., Ser. B	7,657,200
6,750	LiveStyle, Inc., Ser. B	67

	Total Preferred Stock (cost-$14,596,967)	8,140,789

COMMON STOCK (a)(d)(f)(i)—0.3%
	Advertising—0.3%
173,720	Affinion Group Holdings, Inc., Class A (h) (acquisition cost-$3,080,312; purchased 11/9/15-11/12/15)	2,209,718

	Aerospace & Defense—0.0%
8,295	Erickson, Inc.	268,012

	Media—0.0%
90,407	LiveStyle, Inc. (j)	9

	Total Common Stock (cost-$10,187,309)	2,477,739

Schedule of Investments

AllianzGI Convertible & Income Fund

May 31, 2018 (unaudited) (continued)

Units		Value*
WARRANTS (d)(f)(i)—0.0%
	Commercial Services—0.0%
2,062,338	Cenveo, Inc., strike price $12.00, expires 6/10/24 (b)	$2

	Media—0.0%
19,500	LiveStyle, Inc., expires 11/30/21, Ser. C (a)(j)	2

	Total Warrants (cost-$246,984)	4

Principal Amount (000s)
	Repurchase Agreements—3.8%
$34,749	State Street Bank and Trust Co., dated 5/31/18, 0.28%, due 6/1/18, proceeds $34,749,270; collateralized by U.S. Treasury Notes, 2.00%, due 8/15/25, valued at $35,447,626 including accrued interest (cost-$34,749,000)	34,749,000

	Total Investments (cost-$973,142,214) (k)—100.0%	922,741,732

	Liabilities in excess of other assets	(9,557,532)

	Preferred Shares	(357,000,000)

	Net Assets Applicable to Common Shareholders	$556,184,200

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of official closing prices, last reported sales prices, or if no sales or closing prices are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotations are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment manager, Allianz Global Investors U.S. LLC (the “Investment Manager”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as necessary. The Investment Manager monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Manager determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Investment Manager determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Fund’s Valuation Committee may be selected or the Fund’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures adopted by the Board. The Board shall review and ratify the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Fund’s Valuation Committee.

Short-term debt instruments maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premiums or discounts based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern Time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $173,985,203, representing 18.9% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $163,366,675, representing 17.7% of total investments.

(c)	In default.

(d)	Fair-Valued—Securities with an aggregate value of $10,615,532, representing 1.2% of total investments.

(e)	Perpetual maturity. The date shown, if any, is the next call date.

(f)	Level 3 security.

(g)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(h)	Restricted. The aggregate acquisition cost of such securities is $19,207,994. The aggregate value is $2,652,561, representing 0.3% of total investments.

(i)	Non-income producing.

(j)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.9% of total investments.

(k)	At May 31, 2018, the cost basis of portfolio securities for federal income tax purposes was $979,092,438. Gross unrealized appreciation was $44,413,415; gross unrealized depreciation was $100,764,121; and net unrealized depreciation was $56,350,706. The difference between book and tax cost was attributable to wash sale loss deferrals and the differing treatment of bond amortization.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

• Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

• Level 3 – valuations based on significant unobservable inputs (including the Investment Manager’s or Fund’s Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the three months ended May 31, 2018 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at May 31, 2018 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 5/31/18
Investments in Securities—Assets
Corporate Bonds & Notes:
Media	—	$18,561,950	$93	$18,562,043
All Other	—	326,039,418	—	326,039,418
Convertible Bonds & Notes	—	287,259,711	—	287,259,711
Convertible Preferred Stock:
Diversified Financial Services	—	1,696,889	—	1,696,889
Equity Real Estate Investment Trusts	—	10,779,549	—	10,779,549
Hand/Machine Tools	—	14,820,579	—	14,820,579
Healthcare-Products	—	19,220,568	—	19,220,568
Oil, Gas & Consumable Fuels	$21,913,431	4,196,039	—	26,109,470
Pharmaceuticals	—	12,415,156	—	12,415,156
All Other	160,470,817	—	—	186,070,945
Preferred Stock	—	—	8,140,789	8,140,789
Common Stock	—	—	2,477,739	2,477,739
Warrants	—	—	4	4
Repurchase Agreements	—	34,749,000	—	34,749,000

Totals	$182,384,248	$729,738,859	$10,618,625	$922,741,732

At May 31, 2018, securities valued at $25,600,128 were transferred from Level 1 to Level 2. This transfer was result of securities with an exchange-traded closing price at February 28, 2018, using an exchange mean price at May 31, 2018.

At May 31, 2018, security valued $8,677,289 was transferred from Level 2 to Level 1. This transfer was result of security with an exchange mean price at February 28, 2018, using an exchange-traded closing price at May 31, 2018.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended May 31, 2018, was as follows:

	Beginning Balance 2/28/18	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 5/31/18
Investments in Securities—Assets
Corporate Bonds & Notes:
Media	$—	$—	$—	$—	$—	$—	$93	$—	$93
Preferred Stock:
Media	8,491,167	—	(650,957)	—	173,360	127,219	—	—	8,140,789
Common Stock:
Advertising	2,630,121	—	—	—	—	(420,403)	—	—	2,209,718
Aerospace & Defense	260,380	—	—	—	—	7,632	—	—	268,012
Media	9	—	—	—	—	—	—	—	9
Warrants:
Commercial Services	361	—	—	—	—	(359)	—	—	2
Media	2	—	—	—	—	—	—	—	2

Totals	$11,382,040	$—	$(650,957)	$—	$173,360	$(285,911)	$93	$—	$10,618,625

*	At May 31, 2018, a security valued at $93 was transferred from Level 2 to Level 3. The transfer was due to uncertainty regarding receipt of updated financial statements and data related to a current evaluated price.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at May 31, 2018:

	Ending Balance at 5/31/18	Valuation Technique Used	Unobservable Inputs	Input Values (Range)
Investments In Securities - Assets
Preferred Stock	$483,522	Market and Company Comparables	EV Multiples	0.69x (0.30x - 1.16x)
			Applicable Liquidity Multiple	1.60
			Illiquidity Discount	30%
	$7,567,200		EV Multiples	0.69x (0.30x - 1.16x)
			Illiquidity Discount	30%
Common Stock	$2,209,718	Market and Company Comparables	EV Multiples	4.00x (0.51x - 12.15x)
			Illiquidity Discount	30%

	$268,012	Market and Company Comparables	EV Multiples	0.73x (0.48x - 1.10x)
			M&A Transaction Multiples	0.87x(0.32x - 2.12x)
			Illiquidity Discount	40%

The net change in unrealized appreciation/depreciation of Level 3 investments held at May 31, 2018 was $(285,008).

Glossary:

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed and attached here to as Exhibit 99_CERT:

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date:	July 20, 2018

By	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date:	July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President & Chief Executive Officer

Date:	July 20, 2018

By	/s/ Scott Whisten
Scott Whisten
Treasurer, Principal Financial & Accounting Officer

Date:	July 20, 2018